SCHEDULE OF BALANCE SHEET RELATED TO LEASES (Details) - USD ($)	Jan. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Jul. 31, 2020	Nov. 01, 2018
Lease Obligations
Operating	$ 264,368	$ 277,381	$ 332,997	$ 411,287	$ 80,171
Finance	64,067	74,324	41,040
Total Lease Assets	328,435	351,705	374,037
Operating	48,754	50,055	58,625
Finance	64,208	62,979	52,362
Operating	215,614	227,326	274,372
Finance	62,435	78,955	74,826
Total Lease Liabilities	$ 391,011	$ 419,315	$ 460,185